Supplement to the

Fidelity® New York Municipal Income Fund

A Fund of Fidelity New York Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 64.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

NFYB-07-01 June 29, 2007
1.791603.106

Supplement to the

Fidelity Advisor New York Municipal Income Fund

Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity® New York Municipal Income Fund

A Fund of Fidelity New York Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 65.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ASNM/ASNMIB-07-01 June 29, 2007
1.777519.105